CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OPERATING ACTIVITIES
Net income (loss)	$ 59,995	$ 63,145	$ 52,741
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	20,418	20,937	21,477
Equity in (earnings) losses of joint ventures	(25,836)	(6,420)	(6,078)
Changes in accrued interest income on advances to joint ventures	(376)	(321)	(295)
Amortization of deferred debt issuance cost	5,677	2,289	2,361
Amortization in revenue for above market contract	2,755	3,052	3,631
Expenditure for drydocking	(3,062)		(3,107)
(Gain) loss on debt extinguishment			(1,030)
Changes in accrued interest expense	532	(435)	2,246
Receipts from repayment of principal on financing lease	4,969	4,551	4,168
Unrealized foreign exchange losses (gains)	(20)	(380)	360
Gain (loss) on the settlement of the derivatives			(199)
Proceeds from settlement of derivative instruments			1,398
Unrealized loss (gain) on derivative instruments	274	173	21
Non-cash revenue: tax paid directly by charterer	(889)	(867)	(867)
Non-cash income tax expense: tax paid directly by charterer	889	867	867
Deferred tax expense and provision for tax uncertainty	10,129	2,118	3,707
Issuance of units for Board of Directors' fees	211	181	194
Other adjustments	8	123	512
Changes in working capital:
Trade receivables	(3,235)	176	543
Inventory		463	183
Prepaid expenses and other receivables	302	(1,168)	(2,081)
Trade payables	3,432	(80)	(10)
Amounts due to owners and affiliates	(2,815)	744	244
Value added and withholding tax liability	(750)	(633)	2,827
Accrued liabilities and other payables	6,647	(2,690)	1,439
Net cash provided by (used in) operating activities	79,255	85,825	85,252
INVESTING ACTIVITIES
Expenditure for vessel and other equipment		(8)	(269)
Payment on principal on advances to joint ventures	(2,983)
Net cash provided by (used in) investing activities	(2,983)	(8)	(269)
FINANCING ACTIVITIES
Proceeds from long-term debt	14,750		368,300
Proceeds from revolving credit facility due to owners and affiliates	6,000	21,750	3,500
Repayment of long-term debt	(44,432)	(44,660)	(342,416)
Payment of debt issuance costs	(4,513)		(5,797)
Repayment of revolving credit facility due to owners and affiliates			(34,000)
Repayment of customer loan for funding of value added liability on import			(438)
Net proceeds from issuance of common units	818		1,029
Net proceeds from issuance of Series A preferred units	8,318	3,174	13,065
Cash distributions to limited partners and preferred unitholders	(46,333)	(74,886)	(73,804)
Repayment of indemnifications received from Hoegh LNG			(64)
Net cash provided by (used in) financing activities	(65,392)	(94,622)	(70,625)
Increase (decrease) in cash, cash equivalents and restricted cash	10,880	(8,805)	14,358
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(23)	49	7
Cash, cash equivalents and restricted cash, beginning of period	51,063	59,819	45,454
Cash, cash equivalents and restricted cash, end of period	$ 61,920	$ 51,063	$ 59,819